UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
January 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--21.2%	Principal Amount ($)	Value ($)
Allied Irish Banks N.A. Inc. (Yankee)
2.30%, 3/4/09	25,000,000 a	25,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
1.70%, 3/16/09	25,000,000	25,000,297
Barclays Bank PLC (Yankee)
3.18%, 2/20/09	25,000,000	25,000,000
Credit Suisse
0.79%, 2/11/09	25,000,000 b	25,000,000
DnB NOR Bank ASA (Yankee)
2.31%, 3/9/09	25,000,000 a	25,000,249
Natixis (Yankee)
3.15%, 3/12/09	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $140,000,546)		140,000,546
Commercial Paper--46.1%
Allied Irish Banks N.A. Inc.
1.46%, 3/30/09	10,000,000 a	9,977,042
Atlantis One Funding Corp.
1.51%, 2/19/09	25,000,000 a	24,981,250
Bank of Ireland
3.16%, 2/20/09	25,000,000 a	24,958,965
BNP Paribas Finance Inc.
1.34%, 3/16/09	25,000,000	24,960,135
CHARTA LLC
1.61%, 2/9/09	25,000,000 a	24,991,111
General Electric Capital Corp.
2.52%, 2/4/09	25,000,000	24,994,792
Gotham Funding Corp.
1.66%, 3/5/09	25,000,000 a	24,963,333
Greenwich Capital Holdings Inc.
1.35%, 4/9/09	25,000,000	24,937,188
ING (US) Funding LLC
0.98%, 7/6/09	25,000,000	24,894,514
LMA Americas LLC
2.06%, 2/19/09	20,000,000 a	19,979,500
Prudential Funding LLC
0.28%, 2/2/09	25,000,000	24,999,806
Ranger Funding Company, LLC
0.67%, 5/1/09	25,000,000 a	24,958,590
Societe Generale N.A. Inc.
1.39%, 3/17/09	25,000,000	24,957,528
Total Commercial Paper
(cost $304,553,754)		304,553,754
Corporate Notes--4.2%
Lehman Brothers Holdings Inc.
0.00%, 3/27/09	20,000,000 c,d	2,750,000
Wachovia Bank, N.A.
1.54%, 3/23/09	25,000,000 b	24,986,201
Total Corporate Notes

(cost $44,986,201)		27,736,201
U.S. Government Agency--7.6%
Federal Home Loan Bank
2.19%, 3/11/09
(cost $50,000,000)	50,000,000 [b]	50,000,000
Time Deposits--7.6%
Commerzbank AG (Grand Cayman)
0.31%, 2/2/09	25,000,000	25,000,000
HSH Nordbank AG (Grand Cayman)
0.31%, 2/2/09	25,000,000	25,000,000
Total Time Deposits
(cost $50,000,000)		50,000,000
Repurchase Agreements--11.1%
Barclays Financial LLC
0.26%, dated 1/30/09, due 2/2/09 in the amount of
$13,000,282 (fully collateralized by $23,265,199 U.S.
Treasury Strips, due 8/15/22, value $13,260,000)	13,000,000	13,000,000
Deutsche Bank Securities
0.27%, dated 1/30/09, due 2/2/09 in the amount of
$60,001,350 (fully collateralized by $57,674,700 U.S.
Treasury Notes, 1.50%-4.875%, due 10/31/10-2/15/12,
value $61,200,027)	60,000,000	60,000,000
Total Repurchase Agreements
(cost $73,000,000)		73,000,000
Other--2.1%
Capital Support Agreement
(cost $0)	0 c	14,065,859
Total Investments (cost $662,540,501)	99.9%	659,356,360
Cash and Receivables (Net)	.1%	550,001
Net Assets	100.0%	659,906,361

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $204,810,040 or 31.0% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Bank of New York Mellon Corporation ("BNY Mellon") has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.
d	Issuer filed for bankruptcy.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	645,290,501
Level 3 - Significant Unobservable Inputs	0
Total	645,290,501

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By:	/s/ J. David Officer

J. David Officer
President

Date:	Friday, March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	Friday, March 27, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	Friday, March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)